Amount Due to a Shareholder	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Amount Due to a Shareholder
2 1 .	AMOUNT DUE TO A SHAREHOLDER
The amount is   unsecured, interest free and repayable on demand.